Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]:
Inventories [Text Block]

 5. Inventories:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2013	December 31, 2014
Bunkers	303	-
Lubricants	9,044	9,971
Spare parts	1,658	1,594
Total	11,005	11,565